Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	March 31, 2021	March 31, 2020
Accounts payable	$168,195	$100,075
Total	$168,195	$100,075